Intangible Assets, Net (Schedule of Key Assumptions Used for Estimating Recoverable Amounts of Cash Generating Units) (Details)		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Discount rate			32.00%
Peru [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	[1]		6.70%
Energuate [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	[1]		8.90%
El Salvador [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	[1]		9.80%
Colombia [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	[1]		8.20%
Terminal value growth rate [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate			2.00%

[1]	Discontinued operations